Financial Information By Industry Segment And Geographic Area (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Equity earnings (loss), net of taxes	$ 198	$ 117	$ (200)
Ilim Holding [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Percentage of equity interest	50.00%
Equity earnings (loss), net of taxes	$ 199	131	(194)
Foreign currency transaction gain (loss), net of tax	25	(75)	(269)
Equity method investments	302	172
Equity method investment, difference between carrying amount and underlying equity	164	161
Related party transaction, purchases from related party	$ 170	$ 170	$ 200